Other assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets	Other assets Other assets consist of the following:

	2015	2014
Restricted cash	$18,999	$18,702
Deferred financing costs	3,211	2,428
Other	4,770	4,475
	26,980	25,605
Less current portion	(464)	—
	$26,516	$25,605